Long-term debt (Details) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD		Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD		Dec. 31, 2012 Equipment lease assets [Member] CAD	Dec. 31, 2011 Equipment lease assets [Member] CAD	Dec. 31, 2012 Letter of Credit [Member] CAD	Dec. 31, 2011 Letter of Credit [Member] CAD	Dec. 31, 2012 Revolving Credit Facility [Member] CAD	Dec. 31, 2012 Total U S Denominated Debentures And Notes [Member] USD ($)	Dec. 31, 2012 Total U S Denominated Debentures And Notes [Member] CAD	Dec. 31, 2011 Total U S Denominated Debentures And Notes [Member] CAD	Dec. 31, 2012 Total Debentures And Notes [Member] CAD	Dec. 31, 2011 Total Debentures And Notes [Member] CAD	Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2013 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2013 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2013 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Debentures [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Debentures [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Debentures [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] USD ($)		Dec. 31, 2012 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] CAD		Dec. 31, 2011 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] CAD		Dec. 31, 2012 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] USD ($)		Dec. 31, 2012 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD		Dec. 31, 2011 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD		Dec. 31, 2012 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] USD ($)		Dec. 31, 2012 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] CAD		Dec. 31, 2011 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] CAD		Dec. 31, 2012 B C Rail Series [Member] Subordinated Notes [Member] BCR 2094 Subordinted Notes [Member] CAD	Dec. 31, 2011 B C Rail Series [Member] Subordinated Notes [Member] BCR 2094 Subordinted Notes [Member] CAD		Dec. 31, 2012 Other Long Term Debt [Member] Capital Lease Obligations And Other [Member] CAD		Dec. 31, 2011 Other Long Term Debt [Member] Capital Lease Obligations And Other [Member] CAD		Dec. 31, 2012 Other Long Term Debt [Member] Commercial Paper [Member]	Dec. 31, 2012 Other Long Term Debt [Member] Commercial Paper [Member] CAD		Dec. 31, 2011 Other Long Term Debt [Member] Commercial Paper [Member] USD ($)	Dec. 31, 2011 Other Long Term Debt [Member] Commercial Paper [Member] CAD
Debt Instrument [Line Items]
Interest rate																	4.40%	[1],[2]	4.40%	[1],[2]			4.95%	[1],[2]	4.95%	[1],[2]			1.45%	[1],[2]	1.45%	[1],[2]			5.80%	[1],[2]	5.80%	[1],[2]			5.85%	[1],[2]	5.85%	[1],[2]			5.55%	[1],[2]	5.55%	[1],[2]			6.80%	[1],[2]	6.80%	[1],[2]			5.55%	[1],[2]	5.55%	[1],[2]			2.85%	[1],[2]	2.85%	[1],[2]			6.90%	[1],[2]	6.90%	[1],[2]			6.25%	[1],[2]	6.25%	[1],[2]			6.20%	[1],[2]	6.20%	[1],[2]			2.25%	[1],[2]	2.25%	[1],[2]			7.63%	[1]	7.63%	[1]			7.38%	[1],[2]	7.38%	[1],[2]			6.38%	[1],[2]	6.38%	[1],[2]			3.50%	[1],[2]	3.50%	[1],[2]			6.71%	[1],[2]	6.71%	[1],[2]			5.00%	[1]	5.00%	[1]			7.70%	[1]	7.70%	[1]
Non-Interest Bearing																																																																																																																																									Non-interest bearing
Term of Issuance																	10	[1],[2]	10	[1],[2]			6	[1],[2]	6	[1],[2]			5	[1],[2]	5	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			20	[1],[2]	20	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			10	[1],[2]	10	[1],[2]			30	[1]	30	[1]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]									99	[1]	99	[1]			100	[1]	100	[1]			90
Maturity Date of Long-term debt																	Mar. 15, 2013	[1],[2]	Mar. 15, 2013	[1],[2]			Jan. 15, 2014	[1],[2]	Jan. 15, 2014	[1],[2]			Dec. 15, 2016	[1],[2]	Dec. 15, 2016	[1],[2]			Jun. 01, 2016	[1],[2]	Jun. 01, 2016	[1],[2]			Nov. 15, 2017	[1],[2]	Nov. 15, 2017	[1],[2]			May 15, 2018	[1],[2]	May 15, 2018	[1],[2]			Jul. 15, 2018	[1],[2]	Jul. 15, 2018	[1],[2]			Mar. 01, 2019	[1],[2]	Mar. 01, 2019	[1],[2]			Dec. 15, 2021	[1],[2]	Dec. 15, 2021	[1],[2]			Jul. 15, 2028	[1],[2]	Jul. 15, 2028	[1],[2]			Aug. 01, 2034	[1],[2]	Aug. 01, 2034	[1],[2]			Jun. 01, 2036	[1],[2]	Jun. 01, 2036	[1],[2]			Nov. 15, 2022	[1],[2]	Nov. 15, 2022	[1],[2]			May 15, 2023	[1]	May 15, 2023	[1]			Oct. 15, 2031	[1],[2]	Oct. 15, 2031	[1],[2]			Nov. 15, 2037	[1],[2]	Nov. 15, 2037	[1],[2]			Nov. 15, 2042	[1],[2]	Nov. 15, 2042	[1],[2]			Jul. 15, 2036	[1],[2]	Jul. 15, 2036	[1],[2]			Dec. 01, 2056	[1]	Dec. 01, 2056	[1]			Sep. 15, 2096	[1]	Sep. 15, 2096	[1]			Jul. 14, 2094
Outstanding US dollar denominated amount												$ 5,957					$ 400	[1],[2]					$ 325	[1],[2]					$ 300	[1],[2]					$ 250	[1],[2]					$ 250	[1],[2]					$ 325	[1],[2]					$ 200	[1],[2]					$ 550	[1],[2]					$ 400	[1],[2]					$ 475	[1],[2]					$ 500	[1],[2]					$ 450	[1],[2]					$ 250	[1],[2]					$ 150	[1]					$ 200	[1],[2]					$ 300	[1],[2]					$ 250	[1],[2]					$ 250	[1],[2]					$ 7	[1]					$ 125	[1]
Debt instrument principal outstanding balance													5,927	5,550					398	[1],[2]	407	[1],[2]			323	[1],[2]	331	[1],[2]			298	[1],[2]	305	[1],[2]			249	[1],[2]	254	[1],[2]			249	[1],[2]	254	[1],[2]			323	[1],[2]	331	[1],[2]			199	[1],[2]	203	[1],[2]			547	[1],[2]	559	[1],[2]			398	[1],[2]	407	[1],[2]			473	[1],[2]	483	[1],[2]			498	[1],[2]	509	[1],[2]			448	[1],[2]	458	[1],[2]			249	[1],[2]	0	[1],[2]			149	[1]	153	[1]			199	[1],[2]	203	[1],[2]			298	[1],[2]	305	[1],[2]			249	[1],[2]	0	[1],[2]			249	[1],[2]	254	[1],[2]			7	[1]	7	[1]			124	[1]	127	[1]				985	[3]	957	[3]		0	[4],[5]		82	[4],[5]
Debt instrument principal outstanding before unamortized discount		7,754			7,431
Net unamortized discount		854			855
Total debt		6,900	[6]		6,576	[6]									6,769	6,392																																																																																																																									842 [7]	842	[7]
Current portion of long-term debt		577			135
Total long-term debt		6,323			6,441
Discounted Debt [Abstract]
Discounted debt on non-interest bearing 90 year subordinated note																																																																																																																																									8
Imputed interest rate on non-interest bearing 90 year subordinated note																																																																																																																																									5.75%
Discount included in the net unamortized discount for the non-interest bearing 90 year subordinated note																																																																																																																																									834
Commercial Paper [Abstract]
Maximum aggregate principal amount of commercial paper that the Company is able to issue																																																																																																																																																	800
Commercial paper program																																																																																																																																																The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent.	The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent.
Commercial paper outstanding																																																																																																																																																			81	82
Commercial Paper Weighted average interest rate																																																																																																																																																			0.20%	0.20%
Interest rate for capital lease obligations, minimum	0.70%	0.70%																																																																																																																																										0.70%
Interest rate for capital lease obligations, maximum	8.50%	8.50%																																																																																																																																										8.50%
Capital lease obligations maturity start date																																																																																																																																												Jan. 28, 2013
Capital lease obligations maturity end date																																																																																																																																												Nov. 30, 2037
Interest imputed on capital leases		249																																																																																																																																										249		299
Net carrying amount of properties which secures the capital lease obligations																																																																																																																																												1,021		993
Aggregate amount of US denominated debt payable in US dollars	6,690	6,656		6,295	6,402
Aggregate amount of US denominated debt relating to capital leases and other debt payable in US dollars	733			757
Line of Credit Facility [Line Items]
Revolving credit facility, initiation date											May 06, 2011
Revolving credit facility, borrowing capacity		800
Revolving credit facility, additional borrowing capacity											1,300
Revolving credit facility, expiration date											May 05, 2017
Revolving credit facility, interest rate description											provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins
Revolving credit facility compliance description											the Company is in compliance
Revolving credit facility, previous expiration date											May 05, 2015
Line of credit facility amendment date											March 23, 2012
Schedule Of Short Term And Long Term Debt Letters Of Credit [Line Items]
Letters Of Credit Drawn									551	499
Bilateral letter of credit facilities, description									the Company entered into a series of three-year bilateral letter of credit facility agreements with various banks to support its requirements to post letters of credit in the ordinary course of business.
Bilateral letter of credit facilities, maximum borrowing capacity									562	520
Minimum term for which collateral in the form of cash and cash equivalents is pledged for.									1
Restricted cash and cash equivalents		521			499
Bilateral letter of credit facilities, initiation date									April 29, 2011
Bilateral letter of credit facilities, expiration date									April 28, 2015
Bilateral letter of credit facility amendment date									March 23, 2012
Previous bilateral letter of credit facility expiration date									3
Capital Leases [Abstract]
Capital lease assets acquired in period							94	87
Debt relating to capital lease obligation							94	87

[1]	A. The Company’s debentures, notes and revolving credit facility are unsecured.
[2]	B. These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
[3]	D. During 2012, the Company recorded $94 million in assets it acquired through equipment leases ($87 million in 2011), for which an equivalent amount was recorded in debt. Interest rates for capital lease obligations range from approximately 0.7% to 8.5% with maturity dates in the years 2013 through 2037. The imputed interest on these leases amounted to $249 million as at December 31, 2012 and $299 million as at December 31, 2011. The capital lease obligations are secured by properties with a net carrying amount of $1,021 million as at December 31, 2012 and $993 million as at December 31, 2011.
[4]	F. On May 6, 2011, the Company entered into a $800 million four-year revolving credit facility agreement with a consortium of lenders. On March 23, 2012, the agreement was amended to extend the term to May 5, 2017. The agreement allows for an increase in the facility amount, up to a maximum of $1,300 million, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The credit facility, containing customary terms and conditions, is available for general corporate purposes, including back-stopping the Company’s commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the London Interbank Offer Rate, plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. As at December 31, 2012 and December 31, 2011, the Company had no outstanding borrowings under its revolving credit facility.
[5]	G. The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent. As at December 31, 2012, the Company had no borrowings of commercial paper ($82 million (US$81 million) at a weighted-average interest rate of 0.20% as at December 31, 2011) presented in Current portion of long-term debt on the Consolidated Balance Sheet.
[6]	See Note 17 - Financial Instruments, for the fair value of debt.
[7]	C. The Company records these notes as a discounted debt of $8 million, using an imputed interest rate of 5.75%. The discount of $834 million is included in the net unamortized discount.